October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock Municipal Income Trust II (BLE)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 2.9%
Black Belt Energy Gas District, RB, 4.00%, 10/01/52(a)	$2,925	$ 2,937,044
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	4,580	4,957,739
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,286,369
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	5,290	5,324,205
Series A-1, 5.50%, 01/01/53	1,960	2,098,502
		16,603,859
Arizona — 2.7%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	225	206,603
Series A, 5.00%, 07/01/49	210	197,157
Series A, 5.00%, 07/01/54	165	152,969
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50(b)	1,185	1,170,377
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	1,740	1,913,396
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	100	93,971
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,825	1,827,654
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	350	333,838
Maricopa County Industrial Development Authority, RB, 6.38%, 07/01/58(b)	620	650,111
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	820	822,960
Salt Verde Financial Corp., RB
5.00%, 12/01/32	5,635	5,990,159
5.00%, 12/01/37	2,000	2,171,083
		15,530,278
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	1,920	1,861,905
AMT, 4.75%, 09/01/49(b)	1,175	1,152,275
AMT, Sustainability Bonds, 5.70%, 05/01/53	975	1,013,251
		4,027,431
California — 4.4%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	335	334,998
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	2,315	2,798,517
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	855	885,404
California Health Facilities Financing Authority, Refunding RB, Sustainability Bonds, 5.00%, 08/01/55	1,500	1,527,207
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	660	679,907
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	780	718,502
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	2,130	2,129,994
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51(b)	1,700	1,704,160
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.25%, 05/15/47	3,615	3,878,064
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	1,265	1,328,747
Security	Par (000)	Value
California (continued)
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	$2,405	$ 2,436,715
Riverside County Transportation Commission, Refunding RB, Class B1, Senior Lien, 4.00%, 06/01/46	2,255	2,230,532
San Marcos Unified School District, GO, CAB(c)
Series B, Election 2010, 0.00%, 08/01/33	3,000	2,244,987
Series B, Election 2010, 0.00%, 08/01/43	2,500	1,157,401
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	830	831,863
		24,886,998
Colorado — 1.2%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	250	240,973
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	1,290	1,200,199
Series D, AMT, 5.75%, 11/15/45	1,315	1,454,816
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	595	656,353
5.50%, 11/01/47	370	406,086
5.25%, 11/01/52	920	978,560
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	495	509,964
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,341,799
		6,788,750
District of Columbia — 4.9%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	2,590	2,814,198
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	9,630	9,827,714
District of Columbia, Refunding RB, 5.00%, 10/01/48	2,525	2,545,823
District of Columbia, TA, 5.13%, 06/01/41	540	540,545
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	5,280	5,582,438
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	5,985	5,537,950
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	1,285	1,271,912
		28,120,580
Florida — 6.1%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,460	2,590,461
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	190	172,979
Series A, 5.50%, 06/01/57	100	93,633
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	180	180,605
5.00%, 05/01/48	530	502,946
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	2,920	3,257,236
City of Tampa Florida, RB, CAB, Series A, 0.00%, 09/01/45(c)	6,275	2,345,030
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	2,230	2,298,465
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	1,455	1,531,139

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	$5,330	$ 5,645,278
(AGM), 5.75%, 09/01/54	955	1,056,623
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	5,675	5,055,042
Florida Development Finance Corp., RB
6.50%, 06/30/57(b)(d)(e)	496	350,219
Series A, 5.00%, 06/15/56	115	114,980
AMT, 5.00%, 05/01/29(b)	180	182,905
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/50(b)	105	96,551
Florida State Board of Governors, RB, Series A, (BAM), 4.25%, 10/01/48	7,000	6,924,395
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	180	181,120
5.38%, 05/01/47	185	185,088
6.30%, 05/01/54	475	499,392
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	270	239,073
4.00%, 05/01/50	260	208,708
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(d)(e)	1,670	1,118,935
		34,830,803
Georgia — 2.8%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	435	430,017
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	325	352,374
Series A, 5.00%, 05/15/49	7,195	7,649,973
Series B, 5.00%, 12/01/52(a)	5,000	5,272,336
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	1,870	1,942,393
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/51	520	467,523
		16,114,616
Hawaii — 0.2%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	250	250,126
AMT, 5.25%, 08/01/26	810	810,409
		1,060,535
Idaho — 0.4%
Idaho Housing & Finance Association, RB, (GTD), 5.50%, 05/01/52	1,250	1,313,018
Idaho Housing & Finance Association, Refunding RB, (GTD), 4.00%, 05/01/52	1,095	977,774
		2,290,792
Illinois — 9.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/40	535	539,971
Series A, 5.00%, 12/01/47	100	98,880
Series C, 5.25%, 12/01/35	2,790	2,791,487
Series D, 5.00%, 12/01/46	3,605	3,571,645
Series H, 5.00%, 12/01/36	495	497,953
Chicago Board of Education, Refunding GO
Series D, 5.00%, 12/01/27	1,600	1,643,834
Series D, 5.00%, 12/01/31	150	153,033
Series G, 5.00%, 12/01/34	710	719,557
Security	Par (000)	Value
Illinois (continued)
Chicago O’Hare International Airport, ARB, Class A, AMT, Senior Lien, 5.50%, 01/01/55	$2,565	$ 2,712,653
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, 5.00%, 12/01/46	1,385	1,399,970
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/48	2,665	2,861,557
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/48	5,125	5,538,170
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/37	480	484,048
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(f)	45	46,156
4.00%, 02/15/41	1,360	1,314,369
Series A, 4.00%, 07/15/47	3,920	3,712,208
Series C, 5.00%, 02/15/41	1,600	1,632,823
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	3,300	3,561,998
Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	1,830	1,997,702
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	2,745	2,795,942
Series A, 5.50%, 06/15/53	280	283,505
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM- TCRS), 0.00%, 12/15/56(c)	2,165	488,018
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	1,680	1,545,828
Series B, (AGM), 0.00%, 06/15/44(c)	8,680	3,716,092
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, 0.00%, 12/15/54(c)	3,020	751,147
State of Illinois, GO
5.25%, 02/01/31	730	732,049
5.25%, 02/01/32	2,500	2,507,018
5.00%, 02/01/39	1,640	1,643,968
Series B, 5.25%, 05/01/43	1,115	1,197,633
Series D, 5.00%, 11/01/28	505	528,293
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	180	188,973
		51,656,480
Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	400	392,690
Kentucky — 1.6%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,115	1,142,687
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	6,085	6,105,755
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(g)	1,655	1,933,788
		9,182,230
Louisiana — 1.2%
City of Lafayette Louisiana Utilities Revenue, RB, (AGC), 5.00%, 11/01/49	770	816,180
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,000	1,001,077
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	2,705	2,799,518
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	$995	$ 997,688
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/48	1,235	1,322,042
		6,936,505
Maryland — 0.3%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	135	132,763
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	1,550	1,607,376
		1,740,139
Massachusetts — 2.0%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,810	1,939,901
Series C, 5.00%, 10/01/52	1,875	1,993,571
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	4,555	4,574,376
Massachusetts Development Finance Agency, Refunding RB
5.00%, 01/01/41	525	525,353
5.00%, 01/01/45	375	375,126
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	645	631,172
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,220	1,267,283
		11,306,782
Michigan — 2.9%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,010
City of Lansing Michigan, Refunding GO, Series B, (AGM), 5.00%, 06/01/48	3,450	3,642,157
Lansing Board of Water & Light, Refunding RB, Series A, 5.25%, 07/01/54	5,195	5,642,845
Michigan Finance Authority, RB, 4.00%, 02/15/50	5,250	4,749,601
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/52	555	521,568
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,680	1,706,354
		16,267,535
Minnesota — 2.3%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	5,685	5,496,082
Series A, 5.25%, 02/15/53	615	627,927
Series A, 5.25%, 02/15/58	3,050	3,111,960
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	1,495	1,582,056
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	1,955	2,088,937
		12,906,962
Mississippi — 0.2%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	1,190	1,192,870
Missouri — 1.2%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series C, 4.00%, 11/15/49	3,455	3,131,779
Security	Par (000)	Value
Missouri (continued)
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	$3,435	$ 3,501,357
St Louis County Industrial Development Authority, Refunding RB, 5.00%, 09/01/37	500	503,410
		7,136,546
Nevada — 0.0%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	103,016
New Jersey — 11.0%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	2,390	2,390,000
5.25%, 11/01/44	2,250	2,250,000
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(f)	1,375	1,488,209
5.00%, 06/15/43	2,335	2,418,475
Series EEE, 5.00%, 06/15/48	6,405	6,599,517
AMT, (AGM), 5.00%, 01/01/31	530	530,522
AMT, 5.38%, 01/01/43	1,500	1,502,927
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(f)	775	817,238
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	4,543	4,671,831
5.75%, 04/01/31	705	726,288
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	4,980	4,721,826
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,810	1,620,476
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	665	529,918
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	415	418,362
Series AA, 4.00%, 06/15/50	1,730	1,663,273
Series BB, 5.00%, 06/15/46	3,465	3,700,785
Series S, 5.25%, 06/15/43	1,145	1,200,783
Series S, 5.00%, 06/15/46	4,980	5,138,473
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	7,330	7,419,198
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	5,385	5,829,799
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	275	279,627
Series A, 5.25%, 06/01/46	4,140	4,250,836
Sub-Series B, 5.00%, 06/01/46	2,760	2,765,739
		62,934,102
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	100	98,955
New York — 17.7%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	512,807
City of New York, GO
Series A-1, 4.00%, 09/01/46	1,550	1,510,921
Series B, 5.25%, 10/01/39	1,030	1,149,886
Series B, 5.25%, 10/01/40	790	879,861
Empire State Development Corp., RB, Series A, 4.00%, 03/15/49	2,940	2,828,203
Empire State Development Corp., Refunding RB, 4.00%, 03/15/45	6,575	6,457,196

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 5.00%, 11/15/25	$100	$ 101,810
Series C-1, Sustainability Bonds, 5.00%, 11/15/26	65	67,506
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	6,795	6,965,474
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	575	595,377
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	1,760	1,694,585
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.15%, 11/01/38	4,310	4,259,210
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	1,080	1,170,726
Sub-Series CC-1, 5.25%, 06/15/54	1,075	1,172,754
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	7,250	7,159,804
Series DD, 4.13%, 06/15/47	3,430	3,374,945
Series AA, Class 2, Subordinate, 5.00%, 06/15/48	3,080	3,320,167
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 4.00%, 08/01/48	2,240	2,192,360
Series B-1, Subordinate, 4.00%, 08/01/48	2,500	2,394,808
Series F-1, Subordinate, 5.00%, 02/01/47	3,260	3,460,595
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,100	3,100,947
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	4,910	4,886,549
Class 2, 5.38%, 11/15/40(b)	1,175	1,175,166
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,040	1,500,997
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	1,270	931,033
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	1,200	1,189,011
Series A, 4.00%, 03/15/47	3,830	3,689,854
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,050	1,125,561
AMT, 5.00%, 12/01/40	2,250	2,341,282
Series A, AMT, 5.00%, 07/01/46	1,600	1,582,765
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,910	1,986,380
AMT, 4.00%, 10/31/46	425	375,141
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	1,880	1,937,776
AMT, Sustainability Bonds, 5.50%, 06/30/54	2,525	2,660,943
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 12/31/54(h)	4,380	4,620,419
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 4.00%, 11/01/47	380	351,578
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/41	1,150	1,124,544
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	6,855	6,618,735
Series A, 5.25%, 05/15/52	900	972,348
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.00%, 05/15/47	6,930	7,380,229
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	190	177,388
		100,997,641
Security	Par (000)	Value
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	$2,210	$ 2,358,280
North Dakota — 0.9%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,035	1,057,900
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	3,985	3,941,753
		4,999,653
Ohio — 0.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	915	825,740
Series B-2, Class 2, 5.00%, 06/01/55	3,565	3,215,010
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	435	443,741
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	590	658,390
		5,142,881
Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,640	1,678,857
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	240	235,191
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	1,435	1,465,378
		3,379,426
Oregon — 0.1%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	1,445	784,272
Pennsylvania — 4.2%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/48	535	577,476
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGC), 09/01/49(h)	1,540	1,679,970
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/48	385	391,243
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	205	209,681
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	3,680	3,715,851
AMT, 5.75%, 06/30/48	1,405	1,502,788
AMT, 5.25%, 06/30/53	2,330	2,396,933
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	480	480,168
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	3,695	3,572,697
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 11/01/48(h)	1,550	1,674,418
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	2,915	2,734,898
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.25%, 06/01/47	2,500	2,572,265
Series A, Subordinate, 4.00%, 12/01/46	2,065	1,963,154
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	440	463,726
		23,935,268
Puerto Rico — 4.7%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,596	1,755,270
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$5,908	$ 5,829,045
Series A-1, Restructured, 5.00%, 07/01/58	13,208	13,223,914
Series A-2, Restructured, 4.78%, 07/01/58	3,256	3,220,825
Series B-2, Restructured, 4.78%, 07/01/58	159	156,508
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	8,343	2,674,955
		26,860,517
Rhode Island — 0.0%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	235	216,082
South Carolina — 2.3%
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	335	289,486
Series A, 5.50%, 11/01/46	2,640	2,956,832
Series A, 5.50%, 11/01/48	1,890	2,102,430
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/43	2,430	2,484,469
Series A, 5.00%, 05/01/48	3,395	3,463,336
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/51	1,785	1,860,514
		13,157,067
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49	445	366,984
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.25%, 07/01/35	950	1,029,704
Series B, AMT, 5.50%, 07/01/36	795	876,419
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,130	3,379,180
		5,652,287
Texas — 17.6%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	965	983,280
7.88%, 11/01/62	815	852,760
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	1,980	2,043,806
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	425	426,602
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	5,180	5,494,025
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	595	595,308
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	470	521,454
City of Hutto Texas, GOL, (BAM), 4.13%, 08/01/49	1,065	1,010,574
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series E, 5.25%, 02/01/49	6,705	7,361,523
Clifton Higher Education Finance Corp., Refunding RB, Series A, (PSF-GTD), 4.13%, 08/15/49	2,595	2,440,477
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	3,750	3,639,004
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	890	888,531
Crowley Independent School District, GO, (PSF-GTD), 5.00%, 02/01/48	3,455	3,694,553
Security	Par (000)	Value
Texas (continued)
Cypress-Fairbanks Independent School District, GO, (PSF- GTD), 4.00%, 02/15/48	$1,415	$ 1,361,856
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/48	2,975	3,190,973
Harris County-Houston Sports Authority, Refunding RB(c)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(f)	2,300	1,135,160
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/36	13,075	6,456,661
Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38	4,750	2,224,433
Hutto Independent School District, GO, (PSF-GTD), 5.00%, 08/01/48	200	214,441
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(f)	10,540	5,866,903
New Caney Independent School District, GO, (PSF-GTD), 4.00%, 02/15/49	1,575	1,521,620
New Caney Independent School District, Refunding GO, (PSF-GTD), 5.00%, 02/15/48	11,750	12,649,497
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	180	171,176
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(c)(f)	640	320,552
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	2,610	2,599,533
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	2,110	2,024,126
5.00%, 10/01/51	2,500	2,647,097
1st Lien, 5.00%, 10/01/48	1,470	1,584,399
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	1,280	1,355,127
Series A, 4.00%, 07/01/53	1,435	1,328,586
Series B, 5.00%, 07/01/48	4,955	5,099,570
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	95	90,145
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series C, (GNMA), 5.00%, 09/01/48	3,650	3,728,667
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	3,110	3,148,402
Texas State University System, Refunding RB, 4.00%, 03/15/49	4,690	4,482,721
Texas Transportation Commission State Highway 249 System, RB, CAB(c)
0.00%, 08/01/40	500	242,061
0.00%, 08/01/41	2,000	915,607
0.00%, 08/01/42	2,345	1,014,617
Texas Water Development Board, RB, 4.45%, 10/15/36	675	723,231
Waller Consolidated Independent School District, GO, Series A, (PSF-GTD), 4.00%, 02/15/48	1,710	1,636,218
Waxahachie Independent School District, GO, (PSF-GTD), 4.00%, 02/15/49	2,515	2,407,302
		100,092,578
Utah — 1.1%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	305	310,772
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48	5,235	5,505,849
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	100	100,126
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	135	133,914
		6,050,661

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Vermont — 0.0%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	$180	$ 161,490
Virginia — 1.1%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	416	368,505
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(g)	997	732,792
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,010	976,752
Virginia Housing Development Authority, RB, M/F Housing
Series A, 4.60%, 09/01/49	2,330	2,307,077
Series G, 5.05%, 11/01/47	1,825	1,884,782
		6,269,908
Washington — 0.4%
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/43(b)	2,165	2,034,167
West Virginia — 0.1%
City of Martinsburg Washington, RB, M/F Housing, Series A-1, 4.63%, 12/01/43	570	506,601
Wisconsin — 2.0%
Public Finance Authority, RB
Series A, 5.00%, 07/01/55(b)	120	109,258
Series A-1, 4.50%, 01/01/35(b)	200	196,977
AMT, Sustainability Bonds, 4.00%, 09/30/51	5,615	4,870,386
AMT, Sustainability Bonds, 4.00%, 03/31/56	1,835	1,558,867
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	120	112,639
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/51	3,280	3,032,364
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	720	750,237
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	660	658,958
		11,289,686
Total Municipal Bonds — 113.3% (Cost: $634,000,126)		645,997,919
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama(a) — 3.6%
Black Belt Energy Gas District, RB
Series B, 5.25%, 12/01/53	12,500	13,485,984
Series C-1, 5.25%, 02/01/53	6,702	7,101,226
		20,587,210
California — 1.9%
California Community Choice Financing Authority, RB, Series E-1, Sustainability Bonds, 5.00%, 02/01/54(a)	10,000	10,698,810
Colorado — 1.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	7,685	8,214,607
Security	Par (000)	Value
District of Columbia — 0.4%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	$2,361	$ 2,329,327
Florida — 3.2%
City of Melbourne Florida Water & Sewer Revenue, RB, 5.00%, 11/15/50	6,910	7,407,844
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/46	10,363	10,949,780
		18,357,624
Michigan — 2.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	12,964	13,302,527
Missouri — 1.2%
Missouri Housing Development Commission, RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	6,920	6,905,311
Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	5,240	5,511,798
New York — 7.5%
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48(j)	5,540	5,574,946
New York City Municipal Water Finance Authority, RB, Series AA, Class 1, Subordinate, 5.25%, 06/15/53	5,114	5,632,883
New York City Transitional Finance Authority, RB, Series C, 5.25%, 05/01/48	9,510	10,371,572
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/46	8,820	9,133,567
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	2,820	2,542,464
Port Authority of New York & New Jersey, Refunding ARB, Series 234, AMT, 5.25%, 08/01/47	8,838	9,439,877
		42,695,309
Oregon — 4.1%
Port of Portland Oregon Airport Revenue, Refunding ARB
Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	11,628	12,540,479
Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/49	9,942	10,542,687
		23,083,166
Pennsylvania — 5.0%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	10,998	12,000,591
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	8,620	8,700,196
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/47	7,107	7,775,807
		28,476,594
South Carolina — 0.9%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	4,842	5,218,843
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington — 1.3%
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	$6,912	$ 7,449,275
Wisconsin — 1.0%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing
Series A, 4.10%, 11/01/43	2,658	2,489,834
Series A, 4.45%, 05/01/57	3,322	3,112,293
		5,602,127
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.8% (Cost: $195,461,174)		198,432,528
Total Investments — 148.1% (Cost: $829,461,300)		844,430,447
Other Assets Less Liabilities — 1.2%		7,178,842
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.8)%		(107,326,757)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.5)%		(174,100,000)
Net Assets Applicable to Common Shares — 100.0%		$ 570,182,532

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on November 1, 2041, is $2,903,806.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares(a)	$ 3,534,225	$ —	$ (3,534,225)(b)	$ 1,060	$ (1,060)	$ —	—	$ 14,552	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 645,997,919	$ —	$ 645,997,919
Municipal Bonds Transferred to Tender Option Bond Trusts	—	198,432,528	—	198,432,528
	$—	$844,430,447	$—	$844,430,447
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(106,649,568)	$—	$(106,649,568)
VMTP Shares at Liquidation Value	—	(174,100,000)	—	(174,100,000)
	$—	$(280,749,568)	$—	$(280,749,568)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
ST	Special Tax
TA	Tax Allocation
Schedule of Investments